Liabilities and assets under insurance contracts and reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	€ 747	€ 770	€ 910
Reinsurance ceded	(308)	(283)	(261)
Total (balance payable)	439	487	649
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	65	56	51
Reinsurance ceded	(58)	(50)	(45)
Total (balance payable)	7	6	6
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	226	209	189
Reinsurance ceded	(173)	(150)	(137)
Total (balance payable)	53	59	52
Unearned premiums and risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	163	146	126
Reinsurance ceded	(150)	(130)	(122)
Total (balance payable)	13	16	4
Mathematical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	63	63	63
Reinsurance ceded	(23)	(20)	(15)
Total (balance payable)	40	43	48
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	389	451	561
Reinsurance ceded	(51)	(55)	(59)
Total (balance payable)	338	396	502
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	14	20	23
Reinsurance ceded	(6)	(11)	(11)
Total (balance payable)	8	9	12
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Liabilities under insurance or reinsurance contracts	53	34	86
Reinsurance ceded	(20)	(17)	(9)
Total (balance payable)	€ 33	€ 17	€ 77